Other liabilities - Summary of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities [abstract]
Net defined benefit liability	€ 139	€ 227
Other post-employment benefits	29	72
Other staff-related liabilities	633	612
Share-based payment plan liabilities	3	4
Other taxation and social security contributions	365	409
Rents received in advance	30	19
Costs payable	2,016	2,016
Amounts to be settled	6,715	5,082
Lease liabilities	1,174	1,220
Other	2,543	3,178
Other liabilities	€ 13,646	€ 12,839